Financial Income and Expenses - Summary of Financial Income and Expenses (Parenthetical) (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Finance Income Expense [Abstract]
Net loss from revaluation of customer finance receivables	kr 15	kr 350	kr 262
Net loss on revaluation of investments in shares and participations	kr 205
Net gain on revaluation of investments in shares and participations		kr 784	kr 12